Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies
Basis of Presentation
- The consolidated financial statements include the accounts of Zimmer Biomet Holdings and its subsidiaries in which it holds a controlling financial interest
. All significant intercompany accounts and transactions are eliminated.
Use of Estimates -
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
We
have made our best estimates, as appropriate under GAAP, in the recognition of our assets and liabilities. These estimates have considered the impact the
COVID-19
pandemic may have on our financial position, results of operations and cash flows. Such estimates included, but were not limited to, variable consideration to our customers, our allowance for doubtful accounts for expected credit losses, the net realizable value of our inventory, the fair value of our goodwill and the recoverability of other long-lived assets. Actual results could differ materially from these estimates.
Foreign Currency Translation -
The financial statements of our foreign subsidiaries are translated into U.S. Dollars using period-end
exchange rates for assets and liabilities and average exchange rates for operating results. Unrealized translation gains and losses are included in accumulated other comprehensive loss in stockholders’ equity. When a transaction is denominated in a currency other than the subsidiary’s functional currency, we remeasure the transaction into the functional currency and recognize any transactional gains or losses in earnings.

Shipping and Handling
- Amounts billed to customers for shipping and handling of products are reflected in net sales and are not significant. Expenses incurred related to shipping and handling of products are reflected in selling, general and administrative (“SG&A”) expenses and were $255.4 million, $235.5 million and $257.0 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Research and Development -
We expense all research and development (“R&D”) costs as incurred except when there is an alternative future use for the R&D. R&D costs include salaries, prototypes, depreciation of equipment used in R&D, consultant fees, service fees paid to collaborative partners, and arrangements to gain access to or acquire third-party in-process
R&D projects with no alternative future use. Where contingent milestone payments are due to third parties under R&D arrangements, we expense the milestone payment obligations when it is probable that the milestone results will be achieved.
Litigation
- We record an undiscounted liability for contingent losses, including future legal costs, settlements and judgments, when we consider it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.
Quality remediation -
We use the financial statement line item “Quality remediation” to recognize expenses related to addressing inspectional observations on Form 483 and a warning letter issued by the FDA following its inspections of our Warsaw North Campus facility, among other matters. See Note 22 for additional information about the Form 483 and warning letter. The majority of these expenses are related to consultants who are helping us to update previous documents and redesign certain processes.
Restructuring and other cost reduction initiatives -
A restructuring is defined as a program that is planned and controlled by management, and materially changes either the scope of a business undertaken by an entity, or the manner in which that business is conducted. Restructuring charges include (i) employee termination benefits, (ii) contract termination costs and (iii) other related costs associated with exit or disposal activities.
In December 2021, our management approved a new global restructuring program to reorganize our operations in preparation for the planned spinoff of ZimVie with an objective of reducing costs. In December 2019, our Board of Directors approved, and we initiated, a new global restructuring program with an objective of reducing costs to allow us to further invest in higher priority growth opportunities. Restructuring charges for the years ended December 31, 2021, 2020 and 2019 were primarily attributable to these programs.
Acquisition, integration, divestiture and related –
We use the financial statement line item, “Acquisition, integration, divestiture and related” to recognize expenses resulting from the consummation of business mergers and acquisitions and the related integration of those businesses, and expenses related to the divestiture of our businesses. Acquisition, integration, divestiture and related gains and expenses are primarily composed of:

•
Consulting and professional fees related to third-party integration and divestiture consulting performed in a variety of areas, such as finance, tax, compliance, logistics and human resources, and legal fees related to the consummation of mergers and acquisitions or divestitures.

•	Employee termination benefits related to terminating employees with overlapping responsibilities in various areas of our business.

•
Dedicated project personnel expenses which include the salary, benefits, travel expenses and other costs directly associated with employees who are 100 percent dedicated to our integration of acquired businesses and employees who have been notified of termination, but are continuing to work on transferring their responsibilities.

•	Contract termination expenses related to terminated contracts, primarily with sales agents and distribution agreements.

•	Other various expenses to relocate facilities, integrate information technology, losses incurred on assets resulting from the applicable acquisition, and other various expenses.
Cash and Cash Equivalents -
We consider all highly liquid investments with an original maturity of three months or less to be cash equivalents. The carrying amounts reported in the balance sheet for cash and cash equivalents are valued at cost, which approximates their fair value.
Accounts Receivable
- Accounts receivable consists of trade and other miscellaneous receivables. We grant credit to customers in the normal course of business and maintain an allowance for expected credit losses. We determine the allowance for credit losses by geographic market and take into consideration historical credit experience, creditworthiness of the customer and other pertinent information. We make concerted efforts to collect all accounts receivable, but sometimes we have to write-off
the account against the allowance when we determine the account is uncollectible. The allowance for credit losses was $60.1 million and $58.6 million as of December 31, 2021 and 2020, respectively.
We also have receivables purchase arrangements with unrelated third parties to transfer portions of our trade accounts receivable balance. We terminated our purchase arrangements in the U.S. and Japan during the year ended December 31, 2020, but continue to have arrangements in Europe. Funds received from the transfers are recorded as an increase to cash and a reduction to accounts receivable outstanding in our consolidated balance sheets. We report the cash flows attributable to the sale of receivables to third parties in cash flows from operating activities in our consolidated statements of cash flows. Net expenses resulting from the sales of receivables are recognized in SG&A expense. Net expenses include any resulting gains or losses from the sales of receivables, credit insurance and factoring fees. Under the previous arrangement in the U.S. and Japan, any collections that we made that were unremitted to the third parties were recognized on our consolidated balance sheets under other current liabilities and in our consolidated statements of cash flows in financing activities. In Europe, we have no continuing involvement with
the factored receivable.
Inventories -
Inventories are stated at the lower of cost and net realizable value, with cost determined on a first-in
first-out
basis.
Property, Plant and Equipment -
Property, plant and equipment is carried at cost less accumulated depreciation. Depreciation is computed using the straight-line method based on estimated useful lives of ten to forty years for buildings and improvements and three to eight years for machinery and equipment. Maintenance and repairs are expensed as incurred. We review property, plant and equipment for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. An impairment loss would be recognized when estimated future undiscounted cash flows relating to the asset are less than its carrying amount. An impairment loss is measured as the amount by which the carrying amount of an asset exceeds its fair value.
Software Costs
- We capitalize certain computer software and software development costs incurred in connection with developing or obtaining computer software for internal use when both the preliminary project stage is completed and it is probable that the software will be used as intended. Capitalized software costs generally include external direct costs of materials and services utilized in developing or obtaining computer software and compensation and related benefits for employees who are directly associated with the software project. Capitalized software costs are included in property, plant and equipment on our balance sheet and amortized on a straight-line or weighted average estimated user basis when the software is ready for its intended use over the estimated useful lives of the software, which approximate three to fifteen years.
For cloud computing arrangements that are considered a service contract, our capitalization of implementation costs is aligned with the internal use software requirements. However, on our consolidated balance sheet these implementation costs are recognized in other noncurrent assets. On our consolidated statement of cash flows, these implementations costs are recognized in operating cash flows. The implementation costs are recognized on a straight-line basis over the expected term of the related service contract.
Instruments
- Instruments are hand-held devices used by surgeons during total joint replacement and other surgical procedures. Instruments are recognized as long-lived assets and are included in property, plant and equipment. Undeployed instruments are carried at cost or realizable value. Instruments that have been deployed to be used in surgeries are carried at cost less accumulated depreciation. Depreciation is computed using the straight-line method based on average estimated useful lives, determined principally in reference to associated product life cycles, primarily five years. We review instruments for impairment whenever events or changes in circumstances indicate that the carrying value of an instrument may not be recoverable. Depreciation of instruments is recognized as SG&A expense.
Goodwill
- Goodwill is not amortized but is subject to annual impairment tests. Goodwill has been assigned to reporting units. Potential impairment of a reporting unit is identified by either comparing a reporting unit’s estimated fair value to its carrying amount or doing a qualitative assessment of a reporting unit’s fair value from the last quantitative assessment to determine if there is potential impairment. We may do a qualitative assessment when the results of the previous quantitative test indicated the reporting unit’s estimated fair value was significantly in excess of the carrying value of its net assets and we do not believe there have been significant changes in the reporting unit’s operations that would significantly decrease its estimated fair value or significantly increase its net assets. If a quantitative assessment is performed, the fair value of the reporting unit and the fair value of goodwill are determined based upon a discounted cash flow analysis and/or use of a market approach by looking at market values of comparable companies. Significant assumptions are incorporated into our discounted cash flow analyses such as estimated growth rates, forecasted operating expenses and risk-adjusted discount rates. We perform this test in the fourth quarter of the year or whenever events or changes in circumstances indicate that the fair value of the reporting unit is more likely than not below its carrying amount. If the fair value of the reporting unit is less than its carrying value, an impairment loss is recorded in the amount that the carrying value of the business unit exceeds the fair value. See Note 12 for more information regarding goodwill.
Intangible Assets
- Intangible assets are initially measured at their fair value. We have determined the fair value of our intangible assets either by the fair value of the consideration exchanged for the intangible asset or the estimated after-tax
discounted cash flows expected to be generated from the intangible asset. Intangible assets with a finite life, including technology, certain trademarks and trade names, customer-related intangibles, intellectual property rights and patents and licenses are amortized on a straight-line basis over their estimated useful life or contractual life, which may range from less than one year to twenty years. Intangible assets with a finite life are tested for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable.
Intangible assets with an indefinite life, including certain trademarks and trade names and in-process
research and development (“IPR&D”) projects, are not amortized. Indefinite life intangible assets are assessed annually to determine whether events and circumstances continue to support an indefinite life. Intangible assets with an indefinite life are tested for impairment annually or whenever events or circumstances indicate that the fair value of the reporting unit is more likely than not below its carrying amount. An impairment loss is recognized if the carrying amount exceeds the estimated fair value of the asset. The amount of the impairment loss to be recorded would be determined based upon the excess of the asset’s carrying value over its fair value. The fair values of indefinite lived intangible assets are determined based upon a discounted cash flow analysis using the relief from royalty method or a qualitative assessment may be performed for any changes to the asset’s fair value from the last quantitative assessment. The relief from royalty method estimates the cost savings associated with owning, rather than licensing, assets. Significant assumptions are incorporated into these discounted cash flow analyses such as estimated growth rates, royalty rates and risk-adjusted discount rates. We may do a qualitative assessment when the results of the previous quantitative test indicated that the asset’s fair value was significantly in excess of its carrying value.
In determining the useful lives of intangible assets, we consider the expected use of the assets and the effects of obsolescence, demand, competition, anticipated technological advances, changes in surgical techniques, market influences and other economic factors. For technology-based intangible assets, we consider the expected life cycles of products, absent unforeseen technological advances, which incorporate the corresponding technology. Trademarks and trade names that do not have a wasting characteristic (i.e., there are no legal, regulatory, contractual, competitive, economic or other factors which limit the useful life) are assigned an indefinite life. Trademarks and trade names that are related to products expected to be phased out are assigned lives consistent with the period in which the products bearing each brand are expected to be sold. For customer relationship intangible assets, we assign useful lives based upon historical levels of customer attrition. Intellectual property rights are assigned useful lives that approximate the contractual life of any related patent or the period for which we maintain exclusivity over the intellectual property.
Income Taxes -
We account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period the new tax rate is enacted.
We reduce our deferred tax assets by a valuation allowance if it is more likely than not that we will not realize some portion or all of the deferred tax assets. In making such determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations. In the event we were to determine that we would be able to realize our deferred income tax assets in the future in excess of their net recorded amount, we would make an adjustment to the valuation allowance which would reduce the provision for income taxes.
We operate on a global basis and are subject to numerous and complex tax laws and regulations. The calculation of our tax liabilities involves dealing with uncertainties in the application of complex tax laws and regulations in a multitude of jurisdictions across our global operations. Our income tax filings are regularly under audit in multiple federal, state and foreign jurisdictions. Income tax audits may require an extended period of time to reach resolution and may result in significant income tax adjustments when interpretation of tax laws or allocation of company profits is disputed. Because income tax adjustments in certain jurisdictions can be significant, we record tax positions based upon our estimates. For those tax positions where it is more likely than not that a tax benefit will be sustained, we have recorded the largest amount of tax benefit with a greater than 50 percent likelihood of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. For those income tax positions where it is not more likely than not that a tax benefit will be sustained, no tax benefit has been recognized in the financial statements.
Derivative Financial Instruments -
We measure all derivative instruments at fair value and report them on our consolidated balance sheet as assets or liabilities. We maintain written policies and procedures that permit, under appropriate circumstances and subject to proper authorization, the use of derivative financial
instruments solely for risk management purposes. The use of derivative financial instruments for trading or speculative purposes is prohibited by our policy. See Note 16 for more information regarding our derivative and hedging activities.
Accumulated Other Comprehensive Income (Loss) –
Accumulated other comprehensive income (loss) (“AOCI”) refers to gains and losses that under generally accepted accounting principles are included in comprehensive income but are excluded from net earnings as these amounts are recorded directly as an adjustment to stockholders’ equity. Our AOCI is comprised of foreign currency translation adjustments, including unrealized gains and losses on net investments hedges
, unrealized gains and losses on cash flow hedges and amortization of prior service costs and unrecognized gains and losses in actuarial assumptions.
Treasury Stock
- We
account
for repurchases of common stock under the cost method and present treasury stock as a reduction of stockholders’ equity. We reissue common stock held
in treasury only for limited purposes.
Noncontrolling Interest
- We have investments in other companies in which we have a controlling financial interest, but not 100 percent of the equity. Further information related to the noncontrolling interests of those investments have not been provided as it is not significant to our consolidated financial statements.
Accounting Pronouncements Recently Adopted
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”)
2016-13,
Financial Instruments – Credit Losses (Topic 326). The new guidance describes the current expected credit loss (“CECL”) model which requires an estimate of expected impairment on financial instruments over the lifetime of the assets at each reporting date. Financial instruments in scope of the guidance include financial assets measured at amortized cost. Previous accounting guidance required recognition of impairment when it was probable the loss has been incurred. Under the CECL model, lifetime expected credit losses are measured and recognized at each reporting date based on historical experience, current conditions and forecasted information. We adopted this standard as of January 1, 2020. Adoption of this standard required the modified retrospective transition method, which resulted in a cumulative-effect adjustment to retained earnings of $3.1 million. The adoption primarily impacted our trade receivables. Our concentrations of credit risks are limited due to the large number of customers and their dispersion across a number of geographic areas. Substantially all of our trade receivables are concentrated in the public and private hospital and healthcare industry in the U.S. and internationally or with distributors or dealers who operate in international markets. Our historical credit losses have not been significant due to this dispersion and the financial stability of our customers. We consider credit losses immaterial to our business and, therefore, have not provided all the disclosures otherwise required by the standard.
In August 2018, the FASB issued ASU
2018-15,
Intangibles-Goodwill and
Other-Internal-Use
Software. ASU
2018-15
aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use
software. Our policy for capitalizing implementation costs in a hosting arrangement was already aligned with the new guidance. ASU
2018-15
also provides guidance on how these implementation costs are to be recorded in the statement of earnings, balance sheet and statement of cash flows. We adopted this standard on a prospective basis as of January 1, 2020. The adoption of this standard did not have a material impact on our financial position, results of operations or cash flows.
In December 2019, the FASB issued ASU
2019-12
Simplifying the Accounting for Income Taxes. ASU
2019-12
eliminates certain exceptions in the rules regarding the approach for intraperiod tax allocations and the methodology for calculating income taxes in an interim period, and clarifies the accounting for transactions that result in a step-up
in the tax basis of goodwill, among other things. We adopted this standard as of January 1, 2021. The adoption of this standard did not have a material impact on our financial position, results of operations or cash flows.

Accounting Pronouncements Not Yet Adopted
In March 2020, the FASB issued ASU
2020-04
Reference Rate Reform (Topic 848). ASU
2020-04
provides temporary optional guidance to ease the potential burden in accounting for reference rate reform. The new guidance provides optional expedients and exceptions for applying generally accepted accounting principles to transactions affected by reference rate reform if certain criteria are met. Early adoption of this ASU is permitted, and we may elect to apply the amendments prospectively through December 31, 2022. We are currently evaluating the impact this ASU will have on our financial statements.
In July 2021, the FASB issued ASU
2021-05
Lessors – Certain Leases with Variable Lease Payments which is an amendment to Accounting Standards Codification Topic 842 – Leases (“ASC 842”). Under the current ASC 842 guidance, variable payments are excluded from the measurement of the initial net investment in the lease if the payments do not depend on an index or a rate. For sales-type or direct financing leases, this could result in the recognition of a day-one
loss for leases with entire or partial variable payments. ASU
2021-05
requires lessors to classify leases with entire or partial variable payments as operating leases if otherwise a day-one
loss would be recognized. The ASU is effective for fiscal years beginning after December 15, 2021, and interim periods within those years. Early adoption of this ASU is permitted. The ASU can either be applied retrospectively to leases that were commenced or modified on or after the adoption of ASC 842 or applied prospectively to leases that commence or are modified after the adoption of ASU
2021-05.
We have not entered into leases that are comprised entirely of variable lease payments and therefore the adoption of this ASU will not have an impact on our financial statements.
There are no recently issued accounting pronouncements that we have not yet adopted that are expected to have a material effect on our financial position, results of operations or cash flows.